Estimated Fair Value of Financial Instruments (Tables)	12 Months Ended
Mar. 31, 2017
Carrying Amount of Financial Instruments Reported in Company's Consolidated Balance Sheets and Related Market or Fair Value

The following information is provided to help readers gain an understanding of the relationship between carrying amount of financial instruments reported in the Company’s consolidated balance sheets and the related market or fair value. For derivative financial instruments, see Note 2 “Fair Value Measurements.”

The disclosures do not include investment in direct financing leases, investment in affiliates, pension obligations and insurance contracts and reinsurance contracts except for those classified as investment contracts.

March 31, 2016

	Millions of yen
	Carrying amount	Estimated fair value	Level 1	Level 2	Level 3
Assets:
Trading securities	¥725,821	¥725,821	¥37,592	¥688,229	¥0
Cash and cash equivalents	730,420	730,420	730,420	0	0
Restricted cash	80,979	80,979	80,979	0	0
Installment loans (net of allowance for probable loan losses)	2,545,542	2,553,006	0	264,452	2,288,554
Investment in securities:
Practicable to estimate fair value	1,480,499	1,511,161	99,347	1,271,506	140,308
Not practicable to estimate fair value*1	138,472	138,472	0	0	0
Other Assets:
Time deposits	9,843	9,843	0	9,843	0
Derivative assets*2	27,990	27,990	0	0	0
Reinsurance recoverables (Investment contracts)	93,838	94,656	0	0	94,656
Liabilities:
Short-term debt	¥349,624	¥349,624	¥0	¥349,624	¥0
Deposits	1,398,472	1,400,528	0	1,400,528	0
Policy liabilities and Policy account balances (Investment contracts)	306,058	308,064	0	0	308,064
Long-term debt*3	3,936,918	3,955,178	0	1,102,332	2,852,846
Other Liabilities:
Derivative liabilities*2	14,113	14,113	0	0	0

*1	The fair value of investment securities of ¥138,472 million was not estimated, as it was not practical.
*2	It represents the amount after offset under counterparty netting of derivative assets and liabilities. For the information of input level before netting, see Note 2 “Fair Value Measurements.”
*3	Prior-year amounts have been adjusted for the retrospective application of Accounting Standards Update 2015-03 (“Simplifying the Presentation of Debt Issuance Costs”—ASC 835-30 (“Interest—Imputation of Interest”)) on April 1, 2016.

March 31, 2017

	Millions of yen
	Carrying amount	Estimated fair value	Level 1	Level 2	Level 3
Assets:
Trading securities	¥569,074	¥569,074	¥37,500	¥531,574	¥0
Cash and cash equivalents	1,039,870	1,039,870	1,039,870	0	0
Restricted cash	93,342	93,342	93,342	0	0
Installment loans (net of allowance for probable loan losses)	2,767,016	2,783,466	0	254,708	2,528,758
Investment in securities:
Practicable to estimate fair value	1,307,618	1,332,941	93,995	1,086,629	152,317
Not practicable to estimate fair value*1	149,820	149,820	0	0	0
Other Assets:
Time deposits	9,375	9,375	0	9,375	0
Derivative assets*2	18,980	18,980	0	0	0
Reinsurance recoverables (Investment contracts)	72,615	73,967	0	0	73,967
Liabilities:
Short-term debt	¥283,467	¥283,467	¥0	¥283,467	¥0
Deposits	1,614,608	1,615,655	0	1,615,655	0
Policy liabilities and Policy account balances (Investment contracts)	287,463	288,372	0	0	288,372
Long-term debt	3,854,984	3,862,815	0	1,184,261	2,678,554
Other Liabilities:
Derivative liabilities*2	12,276	12,276	0	0	0

*1	The fair value of investment securities of ¥149,820 million was not estimated, as it was not practical.
*2	It represents the amount after offset under counterparty netting of derivative assets and liabilities. For the information of input level before netting, see Note 2 “Fair Value Measurements.”